Transactions with Related Parties	12 Months Ended
Dec. 31, 2011
Transactions with Related Parties Abstract)
Transactions with Related Parties
4.     Transactions with Related Parties:

Commercial Services

The Company has a brokering agreement with an entity affiliated with the Company's Chairman of the Board of Directors according to which the Company is being provided with brokerage services for the employment and chartering of the Company's vessels, for a commission fee equal to 1.25% of the revenue of each contract. Commissions charged under the agreement for the years ended December 31, 2009, 2010 and 2011 amounted to $2,260, $3,026 and $3,498, respectively and are included in Commissions to related parties in the accompanying consolidated statements of operations. Amounts due to such related party as at December 31, 2010 and 2011 were $110 and $365, respectively, and are included in due to related parties in the accompanying consolidated balance sheets.

In addition, the charter parties of the vessels Lowlands Beilun, Sandra, Christine and Mairaki (which expire in the years through February 2016) provide for a commission fee equal to 1% of the revenue earned to be paid in favor of an entity affiliated with one of the Company's directors. Commissions charged under the agreement for the years ended December 31, 2009, 2010 and 2011 amounted to $0, $162 and $394, respectively and are included in Commissions to related parties in the accompanying consolidated statements of operations. Amounts due to such related party as at December 31, 2010 and 2011 were $162 and $121, respectively, and are included in due to related parties in the accompanying consolidated balance sheets.

Time charter agreement

On June 3, 2011, the vessel Emerald was fixed under a time charter for about 75 days at a daily gross rate of $13.8 with Torm AS. The Company's chairman of the Board of Directors holds a board member position in Torm AS.  The revenue recognized under the charter party amounted to $1.0 million and is included in voyage revenues in the accompanying consolidated statements of operations for the year ended December 31, 2011.

Vessels under management

During the years ended December 31, 2009, 2010 and 2011, Maryville (Note 1) provided shipping services to certain related ship-owning companies, which were affiliated with the Chairman of the Company's Board of Directors. The revenues earned for the years ended December 31, 2009, 2010 and 2011 amounted to $488, $376 and $17, respectively and are separately reflected in the accompanying consolidated statements of operations. Amounts due to such related companies as of December 31, 2010 and 2011 were $555 and $0, respectively and are included in due to related parties in the accompanying consolidated balance sheets. In October 2010 and January 2011, the above entities sold their vessels (Note 1) and Maryville ceased to provide technical services to the companies.

Agreement in relation to the equity raise (Back Stop Agreement)

In connection with the loan amendment and the equity offering discussed in Notes 3 above, the Company reached an agreement with certain entities affiliated with the family of the Chairman of the Board of Directors as discussed in Note 19(e) below.